Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Option Activity (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Number of options (in shares)
Granted (in shares) | shares	1,461,062
Ending Balance (in shares) | shares	1,461,062
Weighted Average Fair Value (in $ per share)
Granted (in $ per share) | $ / shares	$ 1.99
Ending Balance (in $ per share) | $ / shares	$ 1.99